NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of consolidated [line items]
Accumulated non-controlling interest	$ 76.0	$ 77.3
Net earnings (loss) attributable to non-controlling interests	17.3	(0.7)
Current assets	1,521.3	951.1
Total non- current assets	2,903.8	3,020.5
Current liabilities	(646.2)	(581.7)
Non-current liabilities	(1,572.1)	(1,072.8)
Revenues	958.8	875.5
Net earnings (loss) and OCI	(88.1)	(209.4)
Net cash from (used in) operating activities	408.7	285.0
Net cash used in investing activities	(891.9)	(630.7)
Net cash from (used in) financing activities	404.0	(41.2)
Net increase (decrease) in cash and cash equivalents	$ (96.3)	$ (396.6)
Essakane mine
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 60.0	$ 59.2
Net earnings (loss) attributable to non-controlling interests	17.6	7.1
Dividends paid to non-controlling interests	16.8	3.1
Current assets	376.6	294.4
Total non- current assets	791.1	849.7
Current liabilities	(155.7)	(128.9)
Non-current liabilities	(251.3)	(257.4)
Net assets	760.7	757.8
Revenues	883.9	816.3
Net earnings (loss) and OCI	175.4	69.3
Net cash from (used in) operating activities	381.6	388.5
Net cash used in investing activities	(174.7)	(142.2)
Net cash from (used in) financing activities	(172.4)	(263.9)
Net increase (decrease) in cash and cash equivalents	$ 34.5	$ (17.6)
Rosebel Gold Mines N.V.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	5.00%	5.00%
Accumulated non-controlling interest	$ 12.6	$ 14.4
Net earnings (loss) attributable to non-controlling interests	(1.8)	(8.6)
Dividends paid to non-controlling interests	0.0	4.3
Current assets	158.8	144.2
Total non- current assets	510.8	569.6
Current liabilities	(105.7)	(98.6)
Non-current liabilities	(259.7)	(275.3)
Net assets	304.2	339.9
Revenues	405.4	277.2
Net earnings (loss) and OCI	(35.7)	(173.0)
Net cash from (used in) operating activities	151.1	32.9
Net cash used in investing activities	(130.7)	(101.5)
Net cash from (used in) financing activities	(16.9)	(63.5)
Net increase (decrease) in cash and cash equivalents	$ 3.5	$ (132.1)
Boto3
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 0.6	$ 0.2
Net earnings (loss) attributable to non-controlling interests	0.3	(0.1)
Dividends paid to non-controlling interests	0.0	0.0
Current assets	1.2	2.6
Total non- current assets	74.7	61.8
Current liabilities	(3.6)	(2.7)
Non-current liabilities	(66.6)	(58.7)
Net assets	5.7	3.0
Revenues	0.0	0.0
Net earnings (loss) and OCI	2.8	(0.7)
Net cash from (used in) operating activities	2.3	(0.6)
Net cash used in investing activities	(13.9)	(33.7)
Net cash from (used in) financing activities	9.8	32.1
Net increase (decrease) in cash and cash equivalents	(1.8)	(2.2)
Subsidiaries with non-material non-controlling Interests
Disclosure of consolidated [line items]
Dividends paid to non-controlling interests	$ 1.6	$ 1.9